Business transactions (Narrative) (Details)						1 Months Ended						12 Months Ended
	Dec. 20, 2019 USD ($) item	Jul. 11, 2019 USD ($) item	May 22, 2019 USD ($) item	Nov. 18, 2018 installment item	Nov. 02, 2018 USD ($)	Dec. 31, 2019 USD ($) item	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) item	Mar. 27, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 28, 2018 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%						100.00%		20.00%
LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
First Contingent Payment, Amount												$ 5,000,000
Contingent Consideration Installment, Amount Paid												15,000,000
Contingent consideration arrangements and indemnification assets recognised as of acquisition date						$ 110,427,000						$ 110,427,000		$ 81,000,000
Additional Contingent Payments, Number | item				3
Contingent Consideration Installments, Number | installment				2
GeoPark Chile S.A [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired														20.00%
GeoPark TdF S.A [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired														14.00%
Neuquen Basin [Member]
Disclosure of detailed information about business combination [line items]
Adjustment For Working Capital										$ 3,150,000
Security Deposits											$ 15,600,000
Consideration transferred, acquisition-date fair value															$ 36,400,000
Increase (decrease) in contingent consideration asset (liability)								$ 3,150,000
La Cuerva and Yamu blocks [Member]
Disclosure of detailed information about business combination [line items]
Adjustment For Working Capital					$ 1,934,000
Disposal Group Classified As Held For Sale Advance Payments received					9,000,000
Disposal Group Classified As Held For Sale Contingent Asset Subject To Condition					2,000,000
Disposal Group Classified As Held For Sale Acquisition Date Total Consideration Recognised					$ 18,000,000
Later than one year [member] | LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
Contingent Payment For Mile Stone														$ 5,000,000
Contingent Consideration Installment Amount														15,000,000
Later than one year and not later than two years [member] | LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
Contingent Payment For Mile Stone														5,000,000
Contingent Consideration Installment Amount														15,000,000
2022 | LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
Contingent Payment For Mile Stone														$ 5,000,000
Los Parlamentos Exploratory Block [Member]
Disclosure of detailed information about business combination [line items]
Phase 1 Exploration period									3 years
Additional Funding Commitment In Each Year									$ 6,000,000
Proportion Of Entity Working Interest In Combined Operationship									50.00%
Proportion Of Combined Working Interest									50.00%
Number of Exploratory Wells | item									1
Los Parlamentos Exploratory Block [Member] | La Cuerva and Yamu blocks [Member]
Disclosure of detailed information about business combination [line items]
Disposal Group Classified As Held For Sale Percentage Of Working Interest sold					100
Rec T58 Rec T67 Rec T77 And Pot T834 Blocks [Member]
Disclosure of detailed information about business combination [line items]
Phase 1 Exploration period							5 years
Working Interest Percentage In Property							100.00%
Capital commitments							$ 1,300,000
Llanos86 Llanos87 And Llanos104 Blocks [Member]
Disclosure of detailed information about business combination [line items]
Phase 1 Exploration period		3 years
Working Interest Percentage In Property		50.00%
Number of Exploratory Wells | item		6
Capital commitments		$ 29,023,000
Llanos86 Llanos87 And Llanos104 Blocks [Member] | Ecopetrol [Member]
Disclosure of detailed information about business combination [line items]
Working Interest Percentage In Property		100.00%
Llanos94 Block [Member]
Disclosure of detailed information about business combination [line items]
Phase 1 Exploration period						3 years
Working Interest Percentage In Property						50.00%						50.00%
Number of Exploratory Wells | item						3
Capital commitments						$ 10,150,000						$ 10,150,000
Llanos123 And Llanos124 Blocks [Member]
Disclosure of detailed information about business combination [line items]
Phase 1 Exploration period	3 years
Working Interest Percentage In Property	50.00%
Number of Exploratory Wells | item	5
Capital commitments	$ 15,709,000
Llanos123 And Llanos124 Blocks [Member] | Ecopetrol [Member]
Disclosure of detailed information about business combination [line items]
Working Interest Percentage In Property	100.00%
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Profit Contributed To Acquired Business													$ 124,000
Working Capital Adjustment										$ 3,150,000
Revenue Attributable To Acquirer Since Acquisition													35,879,000
Percentage of voting equity interests acquired										100.00%
Consideration transferred, acquisition-date fair value										$ 52,000,000
Deferred tax assets recognised as of acquisition date													$ 1,346,000
Llanos 32 Block [Member]
Disclosure of detailed information about business combination [line items]
Working Interest Percentage In Non Operated Property						12.50%						12.50%
Working Interest Percentage In Property						25.00%						25.00%
Espejo and Perico Blocks [Member]
Disclosure of detailed information about business combination [line items]
Phase 1 Exploration period			4 years
Number of Exploratory Wells | item			4
Capital commitments			$ 29,757,000
Espejo Blocks [Member]
Disclosure of detailed information about business combination [line items]
Working Interest Percentage In Property			50.00%
Perico Blocks [Member]
Disclosure of detailed information about business combination [line items]
Working Interest Percentage In Non Operated Property			50.00%